[Transamerica Financial Life Insurance Company Letterhead]

May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-0506

Re:	Transamerica Financial Life Insurance Company
TFLIC Pooled Account No. 44
SecurePath for Life Product
File Nos.: 333-163881; 811-22371

CERTIFICATION PURSUANT TO RULE 497(j)

OF THE SECURITIES ACT OF 1933

Ladies and Gentlemen:

On behalf of TFLIC Pooled Account No. 44, a separate account established by Transamerica Financial Life Insurance Company under New York Insurance Law (the “Registrant”), we hereby certify that:

(1)	The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2)	The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Please call the undersigned at 213-742-5216 with any comments or questions related to this filing.

Sincerely,

/s/ Alison C. Ryan

Alison C. Ryan